Tax matters (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income tax expense
The reconciliation of the income tax expense calculated at the tax rate applicable in Spain (30%) to the income tax expense recognised and the detail of the effective tax rate are as follows:

EUR million
	2024	2023	2022
Consolidated profit (loss) before tax:
From continuing operations	19,027	16,459	15,250
From discontinued operations	—	—	—
	19,027	16,459	15,250
Income tax at tax rate applicable in Spain (30%)	5,708	4,938	4,575
By the effect of application of the various tax rates applicable in each countryA	115	(100)	61
Of which:
Brazil	413	198	472
United Kingdom	(53)	(51)	(161)
United States	(25)	(28)	(99)
Chile	(33)	(28)	(30)
Poland	(183)	(164)	(101)
Effect of profit or loss of associates and joint ventures	(213)	(184)	(210)
USA electric vehicle leasing incentives	(258)	(259)	—
Global minimum tax Pillar Two	14	—	—
Effect of reassessment of deferred taxes	68	—	—
Permanent differences and other	(151)	(119)	60
Income tax	5,283	4,276	4,486
Effective tax rate	27.77%	25.98%	29.42%
Of which:
Continuing operations	5,283	4,276	4,486
Of which:
Current taxes	4,855	5,568	4,272
Deferred taxes	428	(1,292)	214
Income tax (receipts)/payments	5,880	5,214	5,498
A.Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.

Schedule of tax recognized in equity
In addition to the income tax recognised in the consolidated income statement, the Group recognised the following amounts in consolidated equity in 2024, 2023 and 2022:

EUR million
	2024	2023	2022
Other comprehensive income
Items not reclassified to profit or loss	85	358	49
Actuarial gains or (-) losses on defined benefit pension plans	172	302	96
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(4)	20	(19)
Financial liabilities at fair value with changes in results attributable to changes in credit risk	(83)	36	(26)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—	(2)
Items that may be reclassified to profit or loss	54	(919)	1,522
Cash flow hedges	(205)	(732)	912
Changes in the fair value of debt instruments through other comprehensive income	261	(214)	661
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(2)	27	(51)
Total	139	(561)	1,571

Schedule of deferred tax assets and liabilities
The detail of deferred tax assets, by classification as monetizable or non-monetizable assets, and of deferred tax liabilities at 31 December 2024, 2023 and 2022 is as follows:

EUR million
	2024		2023		2022
	MonetizableA	Other	MonetizableA	Other	MonetizableA	Other
Tax assets	10,309	8,861	11,099	9,668	10,660	10,127
Tax losses and tax credits	—	2,367	—	2,393	—	1,778
Temporary differences	10,309	6,494	11,099	7,275	10,660	8,349
Of which:
Non-deductible provisions	—	1,784	—	1,965	—	2,182
Valuation of financial instruments	—	1,486	—	1,543	—	1,535
Loan losses	7,880	1,103	8,248	1,577	7,696	1,232
Pensions	2,429	423	2,851	665	2,964	560
Valuation of tangible and intangible assets	—	885	—	1,060	—	1,270

Tax liabilities	—	6,276	—	6,086	—	6,428
Temporary differences	—	6,276	—	6,086	—	6,428
Of which:
Valuation of financial instruments	—	2,412	—	2,059	—	1,792
Valuation of tangible and intangible assets	—	2,797	—	2,594	—	3,169
Investments in Group companies	—	403	—	378	—	359
A.In 2023, the Spanish Economic Administrative Court ruled that in 2017 the requirements for the conversion of part of the monetizable assets of Popular Group into a credit against the Tax Administration were met, allowing the conversion to 995 million euros. Banco Santander was refunded without impact on results. The favorable Economic Administrative Court decision was declared harmful to the public interests and challenged at the National Appellate Court by the Tax Administration. The estimation of this appeal, which is pending at the National Appellate Court, would imply that Grupo Santander should repay the amount refunded and would, once again, credit these monetizable assets with no impact on results except for late payment interests. However, it is considered that there are strong defense arguments in relation to this appeal.

Schedule of changes in deferred tax assets and liabilities
The changes in Tax assets - Deferred and Tax liabilities - Deferred in the last three years were as follows:

EUR million
	Balances at 31 December 2023	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balances at 31 December 2024
Deferred tax assets	20,767	119	(1,670)	(41)	(5)	19,170
Tax losses and tax credits	2,393	114	(139)	—	(1)	2,367
Temporary differences	18,374	5	(1,531)	(41)	(4)	16,803
Of which monetizable	11,099	147	(937)	—	—	10,309
Deferred tax liabilities	(6,086)	(547)	142	215	—	(6,276)
Temporary differences	(6,086)	(547)	142	215	—	(6,276)
	14,681	(428)	(1,528)	174	(5)	12,894

EUR million
	Balance at 31 December 2022	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2023
Deferred tax assets	20,787	629	(130)	(422)	(97)	20,767
Tax losses and tax credits	1,778	392	224	—	(1)	2,393
Temporary differences	19,009	237	(354)	(422)	(96)	18,374
Of which monetizable	10,660	1,232	(787)	—	(6)	11,099
Deferred tax liabilities	(6,428)	663	3	(338)	14	(6,086)
Temporary differences	(6,428)	663	3	(338)	14	(6,086)
	14,359	1,292	(127)	(760)	(83)	14,681

EUR million
	Balances at 31 December 2021	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2022
Deferred tax assets	19,440	273	376	697	1	20,787
Tax losses and tax credits	1,250	211	317	—	—	1,778
Temporary differences	18,190	62	59	697	1	19,009
Of which monetizable	10,473	507	(320)	—	—	10,660
Deferred tax liabilities	(6,462)	(487)	(149)	684	(14)	(6,428)
Temporary differences	(6,462)	(487)	(149)	684	(14)	(6,428)
	12,978	(214)	227	1,381	(13)	14,359